Income Taxes	12 Months Ended
Dec. 31, 2018
Disclosure of income tax [Abstract]
Income Taxes
Income Taxes
The major components of income tax expense for the years ended December 31, 2018 and 2017 were as follows:

Income Tax Expense (Recovery)
($ millions)	2018	2017
Current income tax
Current income tax charge	86	28
Adjustments to current income tax estimates	(11)	(31)
	75	(3)
Deferred income tax
Relating to origination and reversal of temporary differences	378	83
Adjustments to deferred income tax estimates	18	(442)
	396	(359)

Deferred Tax Items in OCI
($ millions)	2018	2017
Deferred tax items expensed (recovered) directly in OCI
Derivatives designated as cash flow hedges	(5)	—
Remeasurement of pension plans	17	(4)
Exchange differences on translation of foreign operations	87	(82)
Hedge of net investment	(41)	38
	58	(48)

The provision for income taxes in the consolidated statements of income reflects an effective tax rate which differs from the expected statutory tax rate. Differences for the years ended December 31, 2018 and 2017 were accounted for as follows:

Reconciliation of Effective Tax Rate
($ millions, except tax rate)	2018	2017
Earnings before income taxes
Canada	734	(440)
United States	493	301
Other foreign jurisdictions	701	563
	1,928	424
Statutory Canadian income tax rate (percent)	27.2%	27.1%
Expected income tax	525	115
Effect on income tax resulting from:
Foreign jurisdictions	(36)	20
Non-taxable items	(13)	(1)
Adjustments with respect to previous year	7	(473)
Revaluation of foreign tax pools	(4)	(8)
Other – net	(8)	(15)
Income tax expense (recovery)	471	(362)

The statutory tax rate is 27.2 percent in 2018 (2017 – 27.1 percent). The 2018 and 2017 tax rates were similar due to no significant changes to tax rates.
Effective January 1, 2018, the U.S. Federal corporate tax rate was reduced from 35 percent to 21 percent. Included in income tax expense for the year ended December 31, 2017 was a $436 million deferred income tax recovery related to the revaluation of the U.S. deferred tax liabilities.
The following reconciles the movements in the deferred income tax liabilities and assets:

Deferred Tax Liabilities and Assets
($ millions)	January 1, 2018	Recognized in Earnings	Recognized in OCI	Other	December 31, 2018
Deferred tax liabilities
Exploration and evaluation assets and property, plant and equipment	(3,727)	(260)	(106)	4	(4,089)
Foreign exchange gains taxable on realization	(177)	(43)	46	—	(174)
Debt issue costs	(3)	(1)	—	—	(4)
Other temporary differences	(90)	62	—	—	(28)
Deferred tax assets
Pension plans	40	(15)	(17)	—	8
Asset retirement obligations	679	(29)	4	—	654
Loss carry-forwards	523	(70)	15	—	468
Financial assets at fair value	31	(40)	—	—	(9)
	(2,724)	(396)	(58)	4	(3,174)

Deferred Tax Liabilities and Assets
($ millions)	January 1, 2017	Recognized in Earnings	Recognized in OCI	Other	December 31, 2017
Deferred tax liabilities
Exploration and evaluation assets and property, plant and equipment	(3,998)	187	104	(20)	(3,727)
Foreign exchange gains taxable on realization	(224)	85	(38)	—	(177)
Debt issue costs	(2)	(1)	—	—	(3)
Other temporary differences	(21)	(69)	—	—	(90)
Deferred tax assets
Pension plans	32	4	4	—	40
Asset retirement obligations	693	(8)	(6)	—	679
Loss carry-forwards	389	150	(16)	—	523
Financial assets at fair value	20	11	—	—	31
	(3,111)	359	48	(20)	(2,724)

The Company has temporary differences associated with its investments in its foreign subsidiaries, branches, and interests in joint ventures. At December 31, 2018, the Company had nil deferred tax liabilities in respect to these investments (December 31, 2017 – nil).
At December 31, 2018, the Company had $1,806 million (December 31, 2017 – $2,031 million) of tax losses that will expire between 2030 and 2037. The Company has recorded deferred tax assets in respect of these losses, as there are sufficient taxable temporary differences in the various jurisdictions to utilize these losses.